10. Common Stock (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shares for issuance or conversions outstanding
Shares
Convertible Debt	53,803,543
Warrants	18,212,848
Stock Options	5,952,497
Total	77,968,888

Schedule of warrant activity
Number of Warrants
Warrants outstanding at December 31, 2011	394,886
Granted	30,000
Expired	(160,650)
Exercised	(74,904)

Warrants outstanding and exercisable at December 31, 2012	189,332

Granted	18,099,176
Expired	(75,660)
Cancelled	–

Warrants outstanding and exercisable at December 31, 2013	18,212,848

Schedule of option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding and exercisable at January 1, 2012	108,500	$49.51
Granted	19,167	$10.26
Converted to Series A Preferred Stock	(72,167)	$22.55
Expired	(35,501)	$99.00

Options outstanding and exercisable at December 31, 2012	19,999	$21.38

Granted	5,932,498	$0.23
Exercised	–	$–
Expired	–	$–

Options outstanding and exercisable at December 31, 2013	5,952,497	$0.77

Summary of equity compensation plan
Plan Description	Number of Securities to be Issued Upon Exercise of Outstanding Options	Weighted Average Exercise Price of Outstanding Options	Number of Securities Remaining Available for Future Issuance
2013 Equity Incentive Plan	5,920,000	$0.2249	6,080,000